UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:  $138,670
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
                                                          December 31, 2009


                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724f101     4768 129647.00SH       Sole                129647.00
American Electric Power Inc    COM              025537101      794 22830.00 SH       Sole                 22830.00
Apple Inc                      COM              037833100     6441 30563.00 SH       Sole                 30563.00
Baxter Intl Inc                COM              071813109     3347 57045.83 SH       Sole                 57045.83
Bristol-Myers Squibb Co        COM              110122108     3652 144645.00SH       Sole                144645.00
Celgene Corp                   COM              151020104     4763 85538.00 SH       Sole                 85538.00
Chevron Corp                   COM              166764100      277  3603.00 SH       Sole                  3603.00
Cisco Systems Inc              COM              17275r102     4334 181050.00SH       Sole                181050.00
Citigroup Inc                  COM              172967101      657 198552.00SH       Sole                198552.00
Conagra Foods Inc              COM              205887102     4375 189809.39SH       Sole                189809.39
CVS Caremark Corporation       COM              126650100     4514 140154.69SH       Sole                140154.69
Entergy Corp                   COM              29364g103      759  9275.00 SH       Sole                  9275.00
Exelon Corp                    COM              30161n101      739 15115.00 SH       Sole                 15115.00
Exxon Mobil Corp               COM              30231g102     4358 63915.87 SH       Sole                 63915.87
FPL Group Inc                  COM              302571104     4338 82135.04 SH       Sole                 82135.04
General Electric Co            COM              369604103     4333 286385.71SH       Sole                286385.71
Honeywell Intl Inc             COM              438516106     4325 110327.13SH       Sole                110327.13
International Business Machine COM              459200101     3896 29766.13 SH       Sole                 29766.13
Johnson & Johnson              COM              478160104     5013 77835.97 SH       Sole                 77835.97
JPMorgan Chase & Co            COM              46625h100     4955 118913.10SH       Sole                118913.10
Kimberly Clark Corp            COM              494368103     4563 71623.69 SH       Sole                 71623.69
McDonalds Corp                 COM              580135101     5197 83229.81 SH       Sole                 83229.81
Monsanto Co                    COM              61166w101     3022 36969.06 SH       Sole                 36969.06
PepsiCo Inc                    COM              713448108     4612 75856.16 SH       Sole                 75856.16
PG&E Corp                      COM              69331c108      783 17540.00 SH       Sole                 17540.00
Procter & Gamble Co            COM              742718109     3379 55734.47 SH       Sole                 55734.47
Raytheon Co                    COM              755111507     4543 88185.73 SH       Sole                 88185.73
Schlumberger Ltd               COM              806857108     3282 50418.56 SH       Sole                 50418.56
Sempra Energy                  COM              816851109     5173 92410.89 SH       Sole                 92410.89
United Parcel Service Inc Cl B COM              911312106     1996 34787.00 SH       Sole                 34787.00
United Technologies Corp       COM              913017109     4523 65169.59 SH       Sole                 65169.59
Verizon Communications Inc     COM              92343v104     5796 174961.91SH       Sole                174961.91
Wal-Mart Stores Inc            COM              931142103     4295 80356.45 SH       Sole                 80356.45
iShares Tr Consumer Goods Inde CONS GOODS IDX   464287812      854 15386.00 SH       Sole                 15386.00
iShares Tr Consumer Services I CONS SRVC IDX    464287580      893 16094.00 SH       Sole                 16094.00
iShares Tr DJ US Energy        DJ US ENERGY     464287796     1165 35037.00 SH       Sole                 35037.00
iShares Tr DJ US Financial Sec DJ US FINL SEC   464287788     1135 21912.00 SH       Sole                 21912.00
iShares Tr DJ US Healthcare    DJ US HEALTHCR   464287762     1275 19983.00 SH       Sole                 19983.00
iShares Tr DJ US Telecom       DJ US TELECOM    464287713      433 21637.00 SH       Sole                 21637.00
iShares Tr DJ US Utilities     DJ US UTILS      464287697      272  3635.00 SH       Sole                  3635.00
iShares Tr Index DJ US Industr DJ US INDUSTRL   464287754     1035 19525.00 SH       Sole                 19525.00
iShares Tr Index DJ US Tech Se DJ US TECH SEC   464287721     1902 33061.00 SH       Sole                 33061.00
iShares Tr Russell 1000 Growth RUSSELL1000GRW   464287614     4416 88580.11 SH       Sole                 88580.11
iShares Tr Russell 1000 Value  RUSSELL1000VAL   464287598      441  7685.00 SH       Sole                  7685.00
iShares Tr Index	       BARCLYS 1-3 YR	464287457     2577 31075.00 SH	     Sole		  31075.00
Vanguard Tax-Managed Fund Euro EUROPE PAC ETF   921943858      267  7800.00 SH       Sole                  7800.00
Van Kampen Tr Invt Grade N J   COM		92112t108      203 14700.00 SH       Sole		  14700.00
REPORT SUMMARY                 47 DATA RECORDS              138670            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
